Jul. 31, 2015

PIMCO Funds
Supplement Dated July 31, 2015 to the Credit Bond Funds Prospectus dated July 31, 2015, as supplemented from time to time (the "Prospectus")
Disclosure Related to Class A Contingent Deferred Sales Charges ("CDSC")
Certain changes to the Prospectus were previously disclosed in a supplement dated June 8, 2015. Those changes are effective August 10, 2015.
The following changes to the Prospectus are effective immediately and until August 10, 2015.
Effective immediately and until August 10, 2015, the "Shareholder Fees" table in the "Fees and Expenses of the Fund" section of the PIMCO Floating Income Fund's Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%
In addition, effective immediately and until August 10, 2015, the "Shareholder Fees" table in the "Fees and Expenses of the Fund" section of the PIMCO Senior Floating Rate Fund's Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%	None
Redemption Fees(1)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

[1]	Shares that are held 30 or fewer calendar days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

PIMCO Funds
Supplement Dated July 31, 2015 to the Short Duration Strategy Funds Prospectus dated July 31, 2015, as supplemented from time to time (the "Prospectus")
Disclosure Related to Class A Contingent Deferred Sales Charges ("CDSC")
Certain changes to the Prospectus were previously disclosed in a supplement dated June 8, 2015. Those changes are effective August 10, 2015.
The following changes to the Prospectus are effective immediately and until August 10, 2015.
Effective immediately and until August 10, 2015, the "Shareholder Fees" table in the "Fees and Expenses of the Fund" section of each of the PIMCO Low Duration Fund's, PIMCO Short Asset Investment Fund's and PIMCO Short-Term Fund's Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%	None

PIMCO Funds
Supplement Dated July 31, 2015 to the Tax-Efficient Strategy Funds Prospectus dated July 31, 2015, as supplemented from time to time (the "Prospectus")
Disclosure Related to Class A Contingent Deferred Sales Charges ("CDSC")
Certain changes to the Prospectus were previously disclosed in a supplement dated June 8, 2015. Those changes are effective August 10, 2015.
The following changes to the Prospectus are effective immediately and until August 10, 2015.
Effective immediately and until August 10, 2015, the "Shareholder Fees" table in the "Fees and Expenses of the Fund" section of each of the PIMCO California Intermediate Municipal Bond Fund's, PIMCO California Short Duration Municipal Income Fund's, PIMCO High Yield Municipal Bond Fund's, PIMCO Municipal Bond Fund's, PIMCO New York Municipal Bond Fund's and PIMCO Short Duration Municipal Income Fund's Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%
In addition, effective immediately and until August 10, 2015, the "Shareholder Fees" table in the "Fees and Expenses of the Fund" section of each of the PIMCO California Municipal Bond Fund's and PIMCO National Intermediate Municipal Bond Fund's Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%	None

PIMCO Funds
Supplement Dated July 31, 2015 to the Real Return Strategy Funds Prospectus dated July 31, 2015, as supplemented from time to time (the "Prospectus")
Disclosure Related to Class A Contingent Deferred Sales Charges ("CDSC")
Certain changes to the Prospectus were previously disclosed in a supplement dated June 8, 2015. Those changes are effective August 10, 2015.
The following changes to the Prospectus are effective immediately and until August 10, 2015.
Effective immediately and until August 10, 2015, the "Shareholder Fees" table in the "Fees and Expenses of the Fund" section of the PIMCO Real Return Limited Duration Fund's Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%	None